Earnings Per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Common Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660
Dilutive average number of shares	79,362	24,990	59,757	32,293